FINANCIAL INCOME (Tables)	12 Months Ended
Dec. 31, 2024
FINANCIAL INCOME
Schedule of financial income

	2024	2023	2022

Income from short-term investments	353,481	543,507	392,445
Interest income and other financial income	372,673	359,512	213,917
Financial Income	726,154	903,019	606,362

Interest on debt	(796,933)	(840,069)	(964,607)
Monetary variation and other financial expenses	(711,406)	(556,720)	(598,551)
Financial Expenses	(1,508,339)	(1,396,789)	(1,563,158)

Adjustments due to hyperinflation in Argentina	(825,818)	(692,587)	(596,836)
Other exchange variations	(238,583)	(157,788)	(377,873)
Exchange Variation, net	(1,064,401)	(850,375)	(974,709)
Tax credits monetary update	—	253,002	—
Gains and losses on derivative financial instruments, net	(176,901)	(14,979)	39,079
Financial result, net	(2,023,487)	(1,106,122)	(1,892,426)